C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

Intangible assets 2018

	Capitalized development expenses	Goodwill	IPR1), brands and other intangible assets
Cost
Opening balance	22,731	40,799	55,932
Acquisitions/capitalization	925	—	28
Balances regarding acquired/divested businesses 2)	—	911	451
Sales/disposals	–1,468	—	–41
Reclassification 3)	1,505	—	—
Translation difference	26	1,584	1,731

Closing balance	23,719	43,294	58,101
Accumulated amortizations
Opening balance	–13,677	—	–44,434
Amortizations	–2,559	—	–1,387
Sales/disposals	1,468	—	41
Translation difference	—	—	–1,497

Closing balance	–14,768	—	–47,277
Accumulated impairment losses
Opening balance	–4,460	–12,984	–7,350
Impairment losses	–254	–275	—

Closing balance	–4,714	–13,259	–7,350

Net carrying value	4,237	30,035	3,474

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note E2, “Business combinations.”
3)	Reclassification from inventory.

Intangible assets 2017

	Capitalized development expenses	Goodwill	IPR1), brands and other intangible assets
Cost
Opening balance	22,306	43,405	57,340
Acquisitions/capitalization	1,444	—	336
Balances regarding acquired/divested businesses 2)	—	–122	101
Sales/disposals	–1,019	—	–152
Translation difference	—	–2,484	–1,693

Closing balance	22,731	40,799	55,932
Accumulated amortizations
Opening balance	–12,015	—	–44,262
Amortizations	–2,681	—	–1,667
Sales/disposals	1,019	—	152
Translation difference	—	—	1,343

Closing balance	–13,677	—	–44,434
Accumulated impairment losses
Opening balance	–2,215	–18	–5,331
Impairment losses	–2,245	–12,966	–2,019

Closing balance	–4,460	–12,984	–7,350

Net carrying value	4,593	27,815	4,148

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see Note E2, “Business combinations.”